UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [X]; Amendment Number: 2
        This Amendment (Check only one.):   [X] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6601
Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA               August 24, 2010
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            35

Form 13F Information Table Value Total:       359,605
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 3/31/10
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  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

ABRAXIS BIOSCIENCE INC NEW      COM            00383Y102   19,795      382,518  SH        Sole        n/a         382,518
ACCURAY INC                     COM            004397105    1,610      265,300  SH        Sole        n/a         265,300
ADOLOR CORP                     COM            00724X102    1,985    1,102,800  SH        Sole        n/a       1,102,800
AETNA INC NEW                   COM            00817Y108   26,333      750,000  SH        Sole        n/a         750,000
ALEXION PHARMACEUTICALS INC     COM            015351109   14,952      275,000  SH        Sole        n/a         275,000
AMGEN INC                       COM            031162100   29,920      500,000  SH        Sole        n/a         500,000
BOSTON SCIENTIFIC CORP          COM            101137107   16,245    2,250,000  SH        Sole        n/a       2,250,000
CAREFUSION CORP                 COM            14170T101   15,858      600,000  SH        Sole        n/a         600,000
CENTENE CORP DEL                COM            15135B101   12,020      500,000  SH        Sole        n/a         500,000
CONCEPTUS INC                   COM            206016107    7,984      400,000  SH        Sole        n/a         400,000
CRUCELL N.V.                    ADR            228769105    4,076      200,000  SH        Sole        n/a         200,000
CYPRESS BIOSCIENCES INC         COM            232674507    2,445      500,000  SH        Sole        n/a         500,000
DAVITA INC                      COM            23918K108    6,340      100,000     PUT    Sole        n/a         100,000
DIALYSIS CORP AMER              COM            252529102    2,149      345,976  SH        Sole        n/a         345,976
ELAN PLC                        ADR            284131208    9,475    1,250,000  SH        Sole        n/a       1,250,000
GENZYME CORP                    COM            372917104    5,183      100,000  SH        Sole        n/a         100,000
GILEAD SCIENCES INC             COM            375558103   25,009      550,000  SH        Sole        n/a         550,000
HEALTHTRONICS INC               COM            42222L107    2,764      772,132  SH        Sole        n/a         772,132
HUMANA INC                      COM            444859102    1,637       35,000  SH        Sole        n/a          35,000
HUMAN GENOME SCIENCES INC       COM            444903108    1,510       50,000  SH        Sole        n/a          50,000
MCKESSON CORP                   COM            58155Q103    3,943       60,000     CALL   Sole        n/a          60,000
MYRIAD GENETICS INC             COM            62855J104    4,810      200,000  SH        Sole        n/a         200,000
PFIZER INC                      COM            717081103   27,440    1,600,000  SH        Sole        n/a       1,600,000
PHARMASSET INC                  COM            71715N106    2,680      100,000  SH        Sole        n/a         100,000
REGENERON PHARMACEUTICAL        COM            75886F107    4,032      152,200  SH        Sole        n/a         152,200
SAVIENT PHARMACEUTICALS INC     WARRANT        80517Q100      463       81,261     CALL   Sole        n/a          81,261
TEVA PHARMACEUTICAL INDS LTD    COM            881624209   25,232      400,000  SH        Sole        n/a         400,000
UNITEDHEALTH GROUP INC          COM            91324P102   24,503      750,000  SH        Sole        n/a         750,000
UNIVERSAL AMERICAN CORP         COM            913377107    5,825      378,241  SH        Sole        n/a          78,241
VIROPHARMA INC                  RIGHTS         928241108        0      968,341     CALL   Sole        n/a         968,341
VIROPHARMA INC                  RIGHTS         928241108      145      968,341     CALL   Sole        n/a         968,341
VERTEX PHARMACEUTICALS INC      COM            92532F100   13,283      325,000  SH        Sole        n/a         325,000
WALGREEN CO                     COM            931422109   21,327      575,000  SH        Sole        n/a         575,000
WELLCARE HEALTH PLANS INC       COM            94946T106   14,900      500,000  SH        Sole        n/a         500,000
WRIGHT MED GROUP INC            COM            98235T107    3,732      210,000  SH        Sole        n/a         210,000


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